Structured Entities - Unconsolidated Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Guarantee-linked notes [member]
Disclosure of unconsolidated structured entities [line items]
Debt securities issued	$ 1,697	$ 1,002
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Bank's maximum exposure to loss	29,738	17,852
Unconsolidated structured entities [member] | Bank Of Nova Scotia [Member]
Disclosure of unconsolidated structured entities [line items]
Bank's maximum exposure to loss	10,200	6,100
Unaffiliated Structured Entities [Member]
Disclosure of unconsolidated structured entities [line items]
Credit facilities funded by bank	$ 8,114	$ 4,243